SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended
Mar. 31, 2017
Accounting Policies [Abstract]
Basis of Presentation

Presentation and Consolidation.  We prepare our unaudited condensed consolidated financial statements in accordance with GAAP as established by the FASB.  We make estimates and assumptions that affect the reported amounts of assets and liabilities at the balance sheet dates, including fair value measurements, the reported amounts of revenue and expense and the disclosure of contingencies. Although management believes these estimates are reasonable, actual results could differ from its estimates.

The unaudited condensed consolidated financial statements include the assets, liabilities and results of operations of SMLP and its subsidiaries.  All intercompany transactions among the consolidated entities have been eliminated in consolidation.  Comprehensive income or loss is the same as net income or loss for all periods presented.  The financial position, results of operations and cash flows of acquired drop down assets, liabilities, expenses or entities that were carved out of entities held by Summit Investments and included herein have been derived from the accounting records of the respective Summit Investments' subsidiary on a carve-out basis.

SMLP recognized its drop down acquisitions at Summit Investments' historical cost because the acquisitions were executed by entities under common control.  The excess of Summit Investments' net investment over the consideration paid and recognized for a contributed subsidiary is recognized as an addition to partners' capital, while the excess of purchase price paid and recognized over net investment is recognized as a reduction to partners' capital.  Due to the common control aspect, we account for drop down transactions on an “as-if pooled” basis for the periods during which common control existed.

These unaudited condensed consolidated financial statements have been prepared pursuant to the rules and the regulations of the SEC. Certain information and note disclosures normally included in annual financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to those rules and regulations. We believe that the disclosures made are adequate to make the information not misleading. In the opinion of management, the unaudited condensed consolidated financial statements contain all adjustments, including normal recurring adjustments, which are necessary to fairly present the unaudited condensed consolidated balance sheet as of March 31, 2017, the unaudited condensed consolidated statements of operations, partners' capital and cash flows for the three-month periods ended March 31, 2017 and 2016.  The balance sheet at December 31, 2016 included herein was derived from our audited financial statements, but does not include all disclosures required by GAAP.  These unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto that are included in our annual report on Form 10-K for the year ended December 31, 2016, as filed with the SEC on February 27, 2017 (the "2016 Annual Report"). The results of operations for an interim period are not necessarily indicative of results expected for a full year.

Accounting Pronouncements

Recent Accounting Pronouncements.  Accounting standard setters frequently issue new or revised accounting rules. We review new pronouncements to determine the impact, if any, on our financial statements.  Accounting standards that have or could possibly have a material effect on our financial statements are discussed below.

Recently Adopted Accounting Pronouncements.  We have recently adopted the following accounting pronouncements:

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ASU No. 2016-09 Compensation—Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting ("ASU 2016-09").  ASU 2016-09 simplifies several aspects for share-based payment award transactions, including income tax consequences, the liability or equity classification of awards and classification on the statements of cash flows.  ASU 2016-09 is effective for public companies for fiscal years beginning after December 15, 2016.  It does not specify a single transition approach, rather it specifies retrospective, modified retrospective and/or prospective transition approaches based on the aspect being applied. We adopted the provisions of ASU 2016-09 effective January 1, 2017.  The adoption of this standard had no impact on our consolidated financial statements.

Accounting Pronouncements Pending Adoption. We are currently in the process of evaluating the applicability and/or impact of the following accounting pronouncements:

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ASU No. 2014-09 Revenue from Contracts with Customers (Topic 606) ("ASU 2014-09").  Under ASU 2014-09, revenue will be recognized under a five-step model: (i) identify the contract with the customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to performance obligations; and (v) recognize revenue when (or as) the performance obligation is satisfied.  ASU 2014-09 is effective for fiscal years and interim periods within those years, beginning after December 15, 2017 and allows for early adoption.  We expect to adopt the provisions of ASU 2014-09 effective January 1, 2018 using the modified retrospective method.

We have substantially completed our review of our existing contracts under the new guidance.  However, we are still assessing the financial statement impact of adoption for certain items discussed below.  For contracts where we perform gathering services and earn a per-unit fee which is recognized at a point in time, revenue will be recognized over time as the service is performed, which is expected to accelerate the recognition of revenue by an immaterial amount.  In addition, our contracts generally contain forms of what will be considered variable consideration, which will likely be constrained as the volumes are susceptible to factors outside of our control and influence.  However, we will be billing amounts that correspond directly to the value transferred such that the resulting revenue recognized will be similar to current GAAP.  Due to the open noncash consideration technical issue, as well as completion of our evaluations of MVCs and contributions in aid of construction, we cannot currently fully conclude on the impact of adoption. We anticipate that we will be able to complete our assessment of the impact of adoption by the end of the third quarter of 2017.

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ASU No. 2016-02 Leases (Topic 842) ("ASU 2016-02").  ASU 2016-02 requires that lessees recognize all leases on the balance sheet, with the exception of short-term leases.  A lease liability will be recorded for the obligation of a lessee to make lease payments arising from a lease.  A right-of-use asset will be recorded which represents the lessee’s right to use, or to control the use of, a specified asset for a lease term.  We are currently evaluating the impact of this guidance on lessor accounting but have made no determinations at this time.  ASU 2016-02 is effective for public companies for fiscal years beginning after December 15, 2018, and requires the modified retrospective approach for transition.  We are currently evaluating the provisions of ASU 2016-02 to determine its impact on our financial statements and related disclosures and expect to adopt its provisions effective January 1, 2019.

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ASU No. 2016-08 Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net) ("ASU 2016-08").  ASU 2016-08 does not change the core principle of Topic 606, rather it clarifies the implementation guidance on principal versus agent considerations.  We expect to adopt the provisions of ASU 2016-08 effective January 1, 2018.  Our position regarding the impact of and transition method for this update is the same as for ASU 2014-09.

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ASU No. 2016-10 Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing ("ASU 2016-10").  ASU 2016-10 clarifies the following two aspects of Topic 606 (i) identifying performance obligations and (ii) the licensing implementation guidance, while retaining the related principles for those areas.  We expect to adopt the provisions of ASU 2016-10 effective January 1, 2018.  Our position regarding the impact of and transition method for this update is the same as for ASU 2014-09.

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ASU No. 2016-12 Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients ("ASU 2016-12").  ASU 2016-12 does not change the core principle of the guidance in Topic 606. Rather, the amendments therein affect only the narrow aspects of Topic 606 including assessing the collectability criterion and issues related to contract modification at transition and completed contracts at transition.  We expect to adopt the provisions of ASU 2016-12 effective January 1, 2018.  Our position regarding the impact of and transition method for this update is the same as for ASU 2014-09.